Note 33 - Employee Benefits - DWS Share Awards (Detail) € / shares in Units, u-2 in Thousands	12 Months Ended
	Dec. 31, 2024 EUR (€) € / shares	Dec. 31, 2023 EUR (€) € / shares
DWS Equity Plan [Member]
Number of Awards or Share Options [Abstract]
Number of Awards Outstanding at beginning of year	2,377	2,329
Number of Awards Granted	938	1,213
Number of Awards Issued or Exercised	(1,342)	(1,101)
Number of Awards Forfeited	(41)	(86)
Number of Awards Other Movements	86
Number of Awards Outstanding at the end of year	2,017	2,377
DWS SAR Plan [Member]
Number of Awards or Share Options [Abstract]
Number of Awards Other Movements		22
Number of Share Options Outstanding, Beginning of Year	735	887
Number of Share options granted	35	0
Number of Share Options Issued or Exercised	(369)	(122)
Number of Share Options Forfeited	0	(10)
Number of Share Options Expired	(18)	(18)
Number of Share Options Other Movements	(16)	(1)
Number of Share Options Outstanding, End of Year	367	735
Number of Share Options outstanding, of which, exercisable	367	695
Weighted-average exercise price [Abstract]
Weighted-average exercise price outstanding at beginning of year	€ 24.65	€ 24.65
Weighted-average exercise price granted	22.33
Weighted-average exercise price issued or exercised	24.35	24.65
Weighted-average exercise price forfeited		24.65
Weighted-average exercise price expired	€ 23.40	€ 24.65
Weighted-average exercise price other movements | €	€ 22.33	€ 24.65
Weighted-average exercise price outstanding at end of year	€ 22.33	€ 24.65
Weighted-average exercise price outstanding, of which, exercisable	€ 22.33	€ 24.65